Average Annual Total Returns{- Fidelity Advisor® Large Cap Fund} - 11.30 Fidelity Advisor Large Cap Fund - AMCIZ PRO-11 - Fidelity Advisor® Large Cap Fund	Fidelity Advisor Large Cap Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Large Cap Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Large Cap Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Large Cap Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Large Cap Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Large Cap Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Large Cap Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Large Cap Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Large Cap Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Large Cap Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Large Cap Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Large Cap Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Large Cap Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Large Cap Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Large Cap Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Large Cap Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Large Cap Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Large Cap Fund - Class I Return Before Taxes Past 10 years	Fidelity Advisor Large Cap Fund-Class Z Return Before Taxes Past 1 year	Fidelity Advisor Large Cap Fund-Class Z Return Before Taxes Past 10 years	Fidelity Advisor Large Cap Fund-Class Z Return Before Taxes Since Inception		Fidelity Advisor Large Cap Fund-Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	18.27%	12.56%	14.11%	16.19%	10.27%	12.45%	11.75%	9.44%	11.36%	20.81%	12.79%	14.08%	23.54%	13.03%	14.09%	25.80%	14.20%	15.09%	25.99%		14.23%	[1]	Feb. 01, 2017	28.71%	18.47%	16.55%

[1]	(a)Since inception February 1, 2017.